PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Deposits
Deposits for inventory purchases and prepaid expense to vendors	$ 16,889	$ 6,932
Prepaid business insurance	9,736	11,299
Security deposits	$ 12,000	$ 12,000